Stock-Based Compensation Plans (Stock Option Plans, Distribution) (Details)	12 Months Ended				12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 1,940 [Member] JPY (¥)	Mar. 31, 2011 1,793 [Member] JPY (¥)	Mar. 31, 2011 1,333 [Member] JPY (¥)	Mar. 31, 2011 1,311 [Member] JPY (¥)	Mar. 31, 2011 1,152 [Member] JPY (¥)	Mar. 31, 2011 757 [Member] JPY (¥)	Mar. 31, 2011 487 [Member] JPY (¥)
Stock options outstanding (number of shares)	13,817,800				1,948,000	1,760,000	2,026,000	1,224,000	1,488,800	2,516,000	2,855,000
Stock options outstanding, Weighted-average exercise price		¥ 1,176			¥ 1,940	¥ 1,793	¥ 1,333	¥ 1,311	¥ 1,152	¥ 757	¥ 487
Weighted-average remaining life (years), outstanding	3.9				3.3	2.3	4.4	0.2	1.3	5.4	6.6
Stock options exercisable (number of shares)	8,446,800		7,783,300	6,972,300	1,948,000	1,760,000	2,026,000	1,224,000	1,488,800
Stock options exercisable, Weighted-average exercise price		¥ 1,534			¥ 1,940	¥ 1,793	¥ 1,333	¥ 1,311	¥ 1,152